NET PREMIUMS EARNED (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,304,918	S/ 2,296,893	S/ 2,193,755
Participation rate in total gross premium		100.00%	100.00%	100.00%
Health insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 434,808	S/ 415,152	S/ 388,002
Participation rate in total gross premium		18.86%	18.07%	17.69%
Life insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 949,515	S/ 876,315	S/ 857,576
Participation rate in total gross premium		41.20%	38.16%	39.09%
General Insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 920,595	S/ 1,005,426	S/ 948,177
Participation rate in total gross premium		39.94%	43.77%	43.22%

[1]	Includes the annual variation of the unearned premiums and other technical reserves.